Other Income and Expenses - Summary of Other Income and Expenses (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) [1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of Other Operating Income Expense [Line Items]
Gain on sale of other assets		$ 0	$ 968	$ 0
Gain on sale of long-lived assets		308	208	130
Sale of waste material		33	25	20
Insurance rebates		59	71	35
Foreign exchange gain		175	0	112
Other investment in shares		113	3,245	2,011
Recycling of cumulative gain on sale of joint venture		0	0	212
Recoveries of prior years		333	881	594
Others		67	489	229
Other income	$ 56	1,088	5,887	3,343
Recoveries of prior years		12	41	0
Impairment of long-lived assets	$ 43	833	1,427	5,102
Loss in write-off of intangible assets		0	0	375
Disposal of long-lived assets		408	579	915
Contingencies		426	187	804
Severance payments		318	305	465
Donations		512	433	605
Legal fees and other expenses from past acquisitions		231	127	0
Foreign exchange loss		0	86	0
Items without tax requirements		103	173	0
Effect of taxes paid on previous years		0	0	3,253
Other		27	370	862
Other expenses		2,870	3,727	12,381
Corporacin Grupo FYBECA S.A.
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets		$ 770	1,170
Campo Verde
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets			$ 256
Compania Panamena de Bebidas, S.A.P.I. de C.V.
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets				1,463
Leao Alimentos e Bebidas, L.T.D.A.
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets				1,038
Specialty's Caf & Bakery, Inc
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets				2,021
Doa Tota
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets				$ 576

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3